Total
Schwab U.S. Aggregate Bond Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab U.S. Aggregate Bond Index Fund Schwab U.S. Aggregate Bond Index Fund USD ($)
none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab U.S. Aggregate Bond Index Fund Schwab U.S. Aggregate Bond Index Fund
Management fees	0.04%
Other expenses	none
Total annual fund operating expenses	0.04%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab U.S. Aggregate Bond Index Fund | Schwab U.S. Aggregate Bond Index Fund | USD ($)	4	13	23	51

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Aggregate Bond Index†. The index is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, a security must be fixed rate, non-convertible, U.S. dollar-denominated and have one or more years remaining to maturity. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of August 31, 2023, there were approximately 13,371 securities in the index.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index, including TBA transactions, as defined below. The fund will notify its shareholders at least 60 days before changing this policy. Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate exposure. The fund may also invest in cash and cash equivalents, including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
Because it is not possible or practical to purchase all of the securities in the index, the fund’s investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and
†
Index ownership – Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.

other risk factors and characteristics. The fund expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its duration will closely correspond to the duration of the index, which as of August 31, 2023, was approximately 6.17 years.
As of August 31, 2023, approximately 26.85% of the bonds represented in the index were U.S. fixed-rate agency mortgage pass-through securities. U.S. fixed-rate agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) that are backed by pools of mortgages. Many transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, and are often referred to as “to-be-announced transactions” or “TBA transactions.” In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date; however, it is not anticipated that the fund will receive the pools, but will instead participate in rolling TBA transactions. The fund anticipates that it may enter into such contracts on a regular basis. This may result in a significantly higher portfolio turnover for the fund than a typical index fund. The fund, pending settlement of such contracts, will invest its assets in high-quality liquid short-term instruments, including Treasury securities and shares of money market mutual funds. The fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the fund’s own fees and expenses.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund uses a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of the index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 3.20% Q1 2020 Worst Quarter: (5.85%) Q1 2022 Year-to-date performance (before taxes) as of 9/30/23: (1.08%)
Average Annual Total Returns as of 12/31/22
Average Annual Returns - Schwab U.S. Aggregate Bond Index Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Schwab U.S. Aggregate Bond Index Fund	Before taxes	(13.09%)	(0.12%)	0.37%	Feb. 23, 2017
After Taxes on Distributions | Schwab U.S. Aggregate Bond Index Fund	After taxes on distributions	(13.95%)	(1.14%)	(0.66%)
After Taxes on Distributions and Sale of Fund Shares | Schwab U.S. Aggregate Bond Index Fund	After taxes on distributions and sale of shares	(7.73%)	(0.48%)	(0.12%)
Bloomberg US Aggregate Bond Index	Bloomberg US Aggregate Bond Index	(13.01%)	0.02%	0.53%	Feb. 23, 2017

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.